UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital Appreciation Fund

July 31, 2006

CAF-QTLY-0906

1.804834.102

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.4%
Auto Components - 1.0%
Goodyear Tire & Rubber Co. (a)(d)	1,958,400	$ 21,542
Johnson Controls, Inc.	755,400	57,985
		79,527
Diversified Consumer Services - 2.3%
Apollo Group, Inc. Class A (a)	1,657,300	78,423
Career Education Corp. (a)	1,511,100	43,006
Corinthian Colleges, Inc. (a)	1,275,500	17,117
ITT Educational Services, Inc. (a)	566,300	38,180
		176,726
Hotels, Restaurants & Leisure - 3.6%
Ambassadors Group, Inc.	574,501	16,086
Carnival Corp. unit	844,700	32,910
Life Time Fitness, Inc. (a)	225,300	10,206
Starbucks Corp. (a)(d)	3,256,900	111,581
Wynn Resorts Ltd. (a)(d)	1,694,411	108,459
		279,242
Household Durables - 2.2%
Whirlpool Corp. (d)	2,255,109	174,072
Leisure Equipment & Products - 0.2%
Pool Corp.	426,731	16,613
Media - 4.8%
Lamar Advertising Co. Class A (a)	652,500	31,999
The Walt Disney Co.	11,493,093	341,225
		373,224
Specialty Retail - 4.3%
Abercrombie & Fitch Co. Class A	3,366,200	178,274
American Eagle Outfitters, Inc.	1,564,800	51,419
Cost Plus, Inc. (a)(e)	1,323,472	17,854
Gymboree Corp. (a)	1,289,182	43,213
Tween Brands, Inc. (a)	940,300	34,998
Wet Seal, Inc. Class A (a)(d)	943,900	4,370
		330,128
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc. (a)	1,159,300	25,284
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Deckers Outdoor Corp. (a)(e)	791,600	$ 33,754
Wolverine World Wide, Inc.	575,800	14,648
		73,686
TOTAL CONSUMER DISCRETIONARY		1,503,218
CONSUMER STAPLES - 11.8%
Beverages - 2.2%
Hansen Natural Corp. (a)	716,384	32,947
PepsiCo, Inc.	1,008,600	63,925
The Coca-Cola Co.	1,588,710	70,698
		167,570
Food & Staples Retailing - 3.0%
CVS Corp.	609,800	19,953
Kroger Co.	3,296,900	75,598
Performance Food Group Co. (a)	318,900	8,888
Safeway, Inc.	2,065,100	57,988
Sysco Corp.	844,700	23,314
Wal-Mart Stores, Inc.	1,034,200	46,022
		231,763
Food Products - 1.6%
Campbell Soup Co.	612,000	22,448
ConAgra Foods, Inc.	669,700	14,399
Gold Kist, Inc. Delaware (a)	556,822	7,790
H.J. Heinz Co.	564,900	23,709
Hershey Co.	409,700	22,521
Pilgrims Pride Corp. Class B	516,000	13,189
Sanderson Farms, Inc. (d)	365,250	9,464
Tyson Foods, Inc. Class A	819,400	11,595
		125,115
Household Products - 0.8%
Clorox Co.	405,200	24,288
Colgate-Palmolive Co.	565,400	33,540
		57,828
Tobacco - 4.2%
Altria Group, Inc.	2,027,468	162,137
British American Tobacco PLC sponsored ADR	492,700	26,512
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc. (d)	880,400	$ 111,617
UST, Inc.	563,117	28,466
		328,732
TOTAL CONSUMER STAPLES		911,008
ENERGY - 5.9%
Energy Equipment & Services - 2.3%
BJ Services Co.	1,184,900	42,976
Grant Prideco, Inc. (a)	755,000	34,360
National Oilwell Varco, Inc. (a)	320,870	21,511
Pride International, Inc. (a)	755,500	22,567
Schlumberger Ltd. (NY Shares)	829,000	55,419
		176,833
Oil, Gas & Consumable Fuels - 3.6%
Arch Coal, Inc.	1,948,400	73,922
Cameco Corp.	3,001,600	119,602
Massey Energy Co.	1,409,700	37,667
Peabody Energy Corp.	963,698	48,089
		279,280
TOTAL ENERGY		456,113
FINANCIALS - 4.6%
Capital Markets - 0.8%
E*TRADE Financial Corp. (a)	2,176,300	50,730
Jefferies Group, Inc.	455,400	11,831
		62,561
Commercial Banks - 0.9%
Wells Fargo & Co.	930,400	67,305
Consumer Finance - 0.6%
American Express Co.	941,200	48,999
Diversified Financial Services - 1.3%
Bank of America Corp.	1,360,300	70,096
Chicago Mercantile Exchange Holdings, Inc. Class A	62,400	28,779
		98,875
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.7%
Prudential Financial, Inc.	465,900	$ 36,638
The Chubb Corp.	344,100	17,350
		53,988
Real Estate Management & Development - 0.2%
Move, Inc.	4,606,099	20,267
Thrifts & Mortgage Finance - 0.1%
Clayton Holdings, Inc.	516,873	6,745
TOTAL FINANCIALS		358,740
HEALTH CARE - 10.8%
Biotechnology - 2.5%
Biogen Idec, Inc. (a)	3,045,016	128,256
Genentech, Inc. (a)	469,100	37,913
MedImmune, Inc. (a)	938,600	23,822
Origin Agritech Ltd. (a)	131,300	1,544
		191,535
Health Care Equipment & Supplies - 1.0%
Cytyc Corp. (a)	2,387,007	58,720
IDEXX Laboratories, Inc. (a)	185,200	16,390
		75,110
Health Care Providers & Services - 1.7%
Brookdale Senior Living, Inc.	1,167,000	54,266
Healthways, Inc. (a)	522,400	28,063
VCA Antech, Inc. (a)	1,444,300	50,507
		132,836
Pharmaceuticals - 5.6%
Abbott Laboratories	750,600	35,856
Bristol-Myers Squibb Co.	1,410,300	33,805
Elan Corp. PLC sponsored ADR (a)(d)	8,674,720	133,070
Johnson & Johnson	1,689,600	105,684
Merck & Co., Inc.	656,700	26,445
Pfizer, Inc.	1,876,400	48,768
Schering-Plough Corp.	2,692,800	55,041
		438,669
TOTAL HEALTH CARE		838,150
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 20.2%
Aerospace & Defense - 0.2%
Rockwell Collins, Inc.	329,500	$ 17,585
Airlines - 3.4%
AMR Corp. (a)(d)	5,644,500	124,179
Continental Airlines, Inc. Class B (a)(d)	2,226,200	58,638
Ryanair Holdings PLC sponsored ADR (a)	886,100	50,074
UAL Corp. (a)	776,000	20,285
US Airways Group, Inc. (a)	285,000	13,022
		266,198
Building Products - 0.4%
Goodman Global, Inc.	1,923,546	23,660
Kingspan Group PLC (Ireland)	303,200	5,031
		28,691
Commercial Services & Supplies - 2.9%
Allied Waste Industries, Inc.	7,611,801	77,336
Corporate Executive Board Co.	258,400	24,290
Fuel-Tech, Inc. NV (a)	843,944	9,587
Robert Half International, Inc.	375,800	12,161
RPS Group PLC	851,900	3,549
Stericycle, Inc. (a)	423,370	28,442
Waste Management, Inc.	2,001,300	68,805
		224,170
Electrical Equipment - 2.8%
ABB Ltd. sponsored ADR	5,707,800	73,802
Alstom SA (a)	281,800	24,459
Rockwell Automation, Inc.	1,933,600	119,845
		218,106
Industrial Conglomerates - 2.5%
General Electric Co.	3,531,100	115,432
McDermott International, Inc. (a)	1,694,745	77,179
		192,611
Machinery - 3.1%
Deere & Co. (d)	1,732,200	125,706
Flow International Corp. (a)(d)	1,536,272	20,740
Flowserve Corp. (a)	712,100	36,887
Pentair, Inc.	1,861,400	53,459
		236,792
Road & Rail - 4.6%
Burlington Northern Santa Fe Corp.	1,386,500	95,544
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Canadian National Railway Co.	699,000	$ 28,137
Norfolk Southern Corp.	3,635,008	157,832
Union Pacific Corp.	823,100	69,964
		351,477
Trading Companies & Distributors - 0.3%
WESCO International, Inc. (a)	443,302	25,822
TOTAL INDUSTRIALS		1,561,452
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 4.8%
CIENA Corp. (a)	3,338,700	12,119
CommScope, Inc. (a)(d)	1,884,300	58,847
Finisar Corp. (a)	4,171,100	11,679
JDS Uniphase Corp. (a)	3,992,700	8,504
Motorola, Inc.	10,180,500	231,708
Oplink Communications, Inc. (a)	426,722	6,358
QUALCOMM, Inc.	708,917	24,996
Sycamore Networks, Inc. (a)	4,646,000	16,911
		371,122
Computers & Peripherals - 0.5%
Diebold, Inc.	996,100	40,242
Electronic Equipment & Instruments - 0.4%
Aeroflex, Inc. (a)	2,368,100	24,013
Maxwell Technologies, Inc. (a)(d)	530,600	9,583
		33,596
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	667,700	26,461
DealerTrack Holdings, Inc.	1,044,589	20,484
Equinix, Inc. (a)	421,000	22,052
Google, Inc. Class A (sub. vtg.) (a)	187,700	72,565
RealNetworks, Inc. (a)	3,249,184	32,459
		174,021
IT Services - 0.4%
Paychex, Inc.	922,072	31,516
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	1,643,500	31,867
Broadcom Corp. Class A (a)	5,983,408	143,542
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ikanos Communications, Inc.	395,946	$ 5,484
Spansion, Inc. Class A	754,400	10,547
		191,440
Software - 0.5%
Electronic Arts, Inc. (a)	797,500	37,570
TOTAL INFORMATION TECHNOLOGY		879,507
MATERIALS - 5.3%
Chemicals - 2.9%
Airgas, Inc.	1,242,700	45,048
Ecolab, Inc.	703,900	30,317
Monsanto Co.	2,319,600	99,720
Syngenta AG sponsored ADR	1,766,400	50,784
		225,869
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	1,982,819	33,034
Metals & Mining - 1.7%
Allegheny Technologies, Inc.	1,311,800	83,811
Carpenter Technology Corp.	489,570	48,174
		131,985
Paper & Forest Products - 0.3%
P.H. Glatfelter Co.	1,535,200	23,949
TOTAL MATERIALS		414,837
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 2.8%
Cbeyond, Inc. (d)	329,948	5,899
Qwest Communications International, Inc. (a)	26,176,500	209,150
		215,049
Wireless Telecommunication Services - 3.5%
American Tower Corp. Class A (a)	4,510,400	152,452
Centennial Communications Corp. Class A	3,194,021	16,992
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Dobson Communications Corp. Class A (a)	4,683,000	$ 31,423
Sprint Nextel Corp.	3,472,800	68,761
		269,628
TOTAL TELECOMMUNICATION SERVICES		484,677
TOTAL COMMON STOCKS (Cost $6,903,592)		7,407,702
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	15,100	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $227)		0
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 5.3% (b)	458,520,085	458,520
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	205,706,275	205,706
TOTAL MONEY MARKET FUNDS (Cost $664,226)		664,226
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $7,568,045)		8,071,928
NET OTHER ASSETS - (4.2)%		(328,204)
NET ASSETS - 100%		$ 7,743,724
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 227
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 19,707
Fidelity Securities Lending Cash Central Fund	1,757
Total	$ 21,464
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cost Plus, Inc.	$ -	$ 23,662	$ -	$ -	$ 17,854
Deckers Outdoor Corp.	-	28,935	-	-	33,754
Gymboree Corp.	5,260	29,020	12,478	-	-
Monster Worldwide, Inc.	218,042	-	225,153	-	-
New York Mortgage Trust, Inc.	7,975	-	7,471	196	-
TOTAL	$ 231,277	$ 81,617	$ 245,102	$ 196	$ 51,608
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $7,587,694,000. Net unrealized appreciation aggregated $484,234,000, of which $838,669,000 related to appreciated investment securities and $354,435,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Disciplined Equity Fund

July 31, 2006

FDE-QTLY-0906

1.804820.102

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.1%
Thor Industries, Inc.	150,000	$ 6,426
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	280,000	9,464
Jack in the Box, Inc. (a)	104,300	4,114
McDonald's Corp.	1,075,000	38,044
Starbucks Corp. (a)	310,000	10,621
		62,243
Household Durables - 0.2%
Champion Enterprises, Inc. (a)	400,000	2,652
Whirlpool Corp.	150,000	11,579
		14,231
Media - 1.9%
McGraw-Hill Companies, Inc.	300,000	16,890
Omnicom Group, Inc.	450,000	39,830
Time Warner, Inc.	4,528,900	74,727
		131,447
Multiline Retail - 3.7%
JCPenney Co., Inc.	2,581,300	162,519
Nordstrom, Inc.	1,792,400	61,479
Target Corp.	750,000	34,440
		258,438
Specialty Retail - 3.8%
American Eagle Outfitters, Inc.	581,600	19,111
Best Buy Co., Inc.	1,400,000	63,476
Dress Barn, Inc. (a)	1,586,400	34,235
Gymboree Corp. (a)	433,000	14,514
Home Depot, Inc.	3,033,600	105,296
Lowe's Companies, Inc.	526,000	14,912
Payless ShoeSource, Inc. (a)	158,100	4,092
The Men's Wearhouse, Inc.	515,000	16,022
		271,658
Textiles, Apparel & Luxury Goods - 0.2%
Phillips-Van Heusen Corp.	115,000	4,086
Polo Ralph Lauren Corp. Class A	200,000	11,408
		15,494
TOTAL CONSUMER DISCRETIONARY		759,937
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.9%
Beverages - 2.0%
Pepsi Bottling Group, Inc.	800,000	$ 26,600
PepsiCo, Inc.	1,085,800	68,818
The Coca-Cola Co.	1,045,300	46,516
		141,934
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	375,000	19,785
CVS Corp.	1,423,700	46,583
Kroger Co.	1,500,000	34,395
Longs Drug Stores Corp.	390,000	16,037
Performance Food Group Co. (a)	190,000	5,295
Safeway, Inc.	1,240,000	34,819
		156,914
Food Products - 2.9%
Archer-Daniels-Midland Co.	3,500,000	154,000
H.J. Heinz Co.	1,000,000	41,970
Hormel Foods Corp.	150,000	5,660
		201,630
Household Products - 0.5%
Procter & Gamble Co.	649,200	36,485
Tobacco - 0.3%
Loews Corp. - Carolina Group	350,000	20,083
TOTAL CONSUMER STAPLES		557,046
ENERGY - 12.7%
Energy Equipment & Services - 1.8%
Schlumberger Ltd. (NY Shares)	1,875,000	125,344
Oil, Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corp.	365,000	16,695
Chevron Corp.	1,446,004	95,118
ConocoPhillips	1,697,268	116,500
Exxon Mobil Corp.	4,961,900	336,114
Hess Corp.	1,694,100	89,618
Marathon Oil Corp.	260,000	23,566
Valero Energy Corp.	1,300,000	87,659
		765,270
TOTAL ENERGY		890,614
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 22.5%
Capital Markets - 7.1%
A.G. Edwards, Inc.	250,000	$ 13,490
Bear Stearns Companies, Inc.	500,000	70,935
Charles Schwab Corp.	320,000	5,082
Goldman Sachs Group, Inc.	750,000	114,563
Investment Technology Group, Inc. (a)	350,000	17,626
Knight Capital Group, Inc. Class A (a)	315,519	5,219
Lehman Brothers Holdings, Inc.	1,063,800	69,094
Merrill Lynch & Co., Inc.	1,440,200	104,875
Morgan Stanley	1,465,700	97,469
		498,353
Commercial Banks - 0.5%
KeyCorp	200,000	7,380
PNC Financial Services Group, Inc.	215,000	15,231
Wachovia Corp.	303,500	16,277
		38,888
Consumer Finance - 0.1%
AmeriCredit Corp. (a)	175,000	4,303
Diversified Financial Services - 6.2%
Bank of America Corp.	2,868,300	147,803
Citigroup, Inc.	3,517,300	169,921
JPMorgan Chase & Co.	2,600,000	118,612
		436,336
Insurance - 7.7%
Allstate Corp.	550,000	31,251
American International Group, Inc.	1,360,000	82,511
Assurant, Inc.	300,000	14,451
Hartford Financial Services Group, Inc.	525,500	44,583
Lincoln National Corp.	460,000	26,073
MetLife, Inc.	2,832,900	147,311
Principal Financial Group, Inc.	257,800	13,921
Prudential Financial, Inc.	1,941,400	152,672
The Chubb Corp.	373,200	18,817
Torchmark Corp.	100,000	6,047
		537,637
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	690,000	16,236
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.7%
FirstFed Financial Corp., Delaware (a)(d)	160,000	$ 9,032
Washington Mutual, Inc.	852,084	38,088
		47,120
TOTAL FINANCIALS		1,578,873
HEALTH CARE - 10.2%
Biotechnology - 1.5%
Amgen, Inc. (a)	1,200,000	83,688
Biogen Idec, Inc. (a)	475,000	20,007
		103,695
Health Care Providers & Services - 5.5%
Aetna, Inc.	2,274,600	71,627
AmerisourceBergen Corp.	750,000	32,250
CIGNA Corp.	475,000	43,344
Coventry Health Care, Inc. (a)	511,500	26,956
Humana, Inc. (a)	520,200	29,095
Magellan Health Services, Inc. (a)	122,000	5,865
McKesson Corp.	330,000	16,629
Quest Diagnostics, Inc.	140,000	8,417
Sierra Health Services, Inc. (a)	100,000	4,318
UnitedHealth Group, Inc.	1,564,600	74,835
WellPoint, Inc. (a)	956,000	71,222
		384,558
Life Sciences Tools & Services - 0.4%
Thermo Electron Corp. (a)	500,000	18,505
Waters Corp. (a)	330,000	13,424
		31,929
Pharmaceuticals - 2.8%
Johnson & Johnson	292,900	18,321
King Pharmaceuticals, Inc. (a)	1,375,000	23,403
Merck & Co., Inc.	686,600	27,649
Pfizer, Inc.	1,683,200	43,746
Wyeth	1,725,000	83,611
		196,730
TOTAL HEALTH CARE		716,912
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.5%
General Dynamics Corp.	360,000	$ 24,127
Lockheed Martin Corp.	500,000	39,840
Precision Castparts Corp.	240,000	14,316
Raytheon Co.	636,700	28,696
Rockwell Collins, Inc.	139,600	7,450
The Boeing Co.	438,300	33,933
United Technologies Corp.	425,000	26,431
		174,793
Airlines - 0.1%
Continental Airlines, Inc. Class B (a)	160,000	4,214
Commercial Services & Supplies - 0.5%
FTI Consulting, Inc. (a)	111,200	2,919
Labor Ready, Inc. (a)	380,500	6,206
Manpower, Inc.	400,000	23,792
		32,917
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	21,101	1,818
Lamson & Sessions Co. (a)(d)	317,580	8,902
		10,720
Industrial Conglomerates - 1.8%
General Electric Co.	3,267,100	106,801
McDermott International, Inc. (a)	450,000	20,493
		127,294
Machinery - 2.9%
Caterpillar, Inc.	1,250,000	88,588
Cummins, Inc.	80,000	9,360
Illinois Tool Works, Inc.	1,200,000	54,876
Ingersoll-Rand Co. Ltd. Class A	785,200	28,110
JLG Industries, Inc.	400,000	7,240
PACCAR, Inc.	225,000	18,169
		206,343
Road & Rail - 2.6%
Burlington Northern Santa Fe Corp.	490,800	33,821
Con-way, Inc.	66,600	3,295
CSX Corp.	1,673,300	101,536
Norfolk Southern Corp.	971,800	42,196
		180,848
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	150,000	$ 8,738
TOTAL INDUSTRIALS		745,867
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 1.8%
Motorola, Inc.	3,790,400	86,270
QUALCOMM, Inc.	1,000,000	35,260
		121,530
Computers & Peripherals - 6.3%
Apple Computer, Inc. (a)	861,700	58,561
Hewlett-Packard Co.	5,550,000	177,101
International Business Machines Corp.	1,805,700	139,779
Komag, Inc. (a)	300,000	11,493
Lexmark International, Inc. Class A (a)	560,000	30,268
NCR Corp. (a)	800,000	25,712
		442,914
Electronic Equipment & Instruments - 0.2%
Arrow Electronics, Inc. (a)	550,000	15,543
IT Services - 0.3%
Ceridian Corp. (a)	120,000	2,881
Electronic Data Systems Corp.	800,000	19,120
		22,001
Semiconductors & Semiconductor Equipment - 3.3%
Freescale Semiconductor, Inc. Class B (a)	750,000	21,390
Lam Research Corp. (a)	1,000,000	41,590
National Semiconductor Corp.	2,311,200	53,759
Novellus Systems, Inc. (a)	950,000	24,045
Texas Instruments, Inc.	3,036,000	90,412
		231,196
Software - 1.0%
BMC Software, Inc. (a)	900,000	21,078
Lawson Software, Inc. (a)	724,300	4,853
Microsoft Corp.	1,837,900	44,165
		70,096
TOTAL INFORMATION TECHNOLOGY		903,280
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.9%
Chemicals - 0.1%
A. Schulman, Inc.	34,504	$ 755
H.B. Fuller Co.	90,000	3,598
		4,353
Metals & Mining - 3.8%
Carpenter Technology Corp.	53,700	5,284
Commercial Metals Co.	1,123,600	25,494
Nucor Corp.	1,820,800	96,812
Phelps Dodge Corp.	1,074,400	93,838
Quanex Corp.	210,000	7,621
Reliance Steel & Aluminum Co.	320,000	11,472
Steel Dynamics, Inc.	500,000	29,010
		269,531
TOTAL MATERIALS		273,884
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	3,711,000	111,293
BellSouth Corp.	1,950,000	76,382
Qwest Communications International, Inc. (a)	2,500,000	19,975
		207,650
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp.	1,215,000	24,057
TOTAL TELECOMMUNICATION SERVICES		231,707
UTILITIES - 2.5%
Electric Utilities - 0.6%
Edison International	369,400	15,286
FirstEnergy Corp.	515,000	28,840
		44,126
Independent Power Producers & Energy Traders - 1.6%
TXU Corp.	1,712,200	109,975
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.3%
PG&E Corp.	130,000	$ 5,418
Sempra Energy	372,800	17,991
		23,409
TOTAL UTILITIES		177,510
TOTAL COMMON STOCKS (Cost $5,828,881)		6,835,630
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.93% 9/28/06 (e) (Cost $3,770)	$ 3,800	3,770
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 5.3% (b)	236,933,138	236,933
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	16,833,200	16,833
TOTAL MONEY MARKET FUNDS (Cost $253,766)		253,766
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $6,086,417)		7,093,166
NET OTHER ASSETS - (1.0)%		(70,544)
NET ASSETS - 100%		$ 7,022,622
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
218 S&P 500 Index Contracts	Sept. 2006	$ 69,858	$ 254
The face value of futures purchased as a percentage of net assets - 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,770,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6,705
Fidelity Securities Lending Cash Central Fund	75
Total	$ 6,780
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $6,086,864,000. Net unrealized appreciation aggregated $1,006,302,000, of which $1,239,143,000 related to appreciated investment securities and $232,841,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused Stock Fund

July 31, 2006

TQG-QTLY-0906

1.804874.102

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Specialty Retail - 7.9%
Best Buy Co., Inc.	6,600	$ 299,244
Circuit City Stores, Inc.	93,800	2,298,100
OfficeMax, Inc.	30,000	1,233,300
Shoe Carnival, Inc. (a)	9,000	197,910
Staples, Inc.	91,400	1,976,068
The Men's Wearhouse, Inc.	36,600	1,138,626
Tween Brands, Inc. (a)	33,200	1,235,704
		8,378,952
CONSUMER STAPLES - 7.2%
Food & Staples Retailing - 6.9%
Costco Wholesale Corp.	78,000	4,115,280
Kroger Co.	138,100	3,166,633
		7,281,913
Tobacco - 0.3%
Loews Corp. - Carolina Group	6,500	372,970
TOTAL CONSUMER STAPLES		7,654,883
ENERGY - 12.4%
Oil, Gas & Consumable Fuels - 12.4%
Exxon Mobil Corp.	26,400	1,788,336
Frontier Oil Corp.	56,600	1,995,150
Tesoro Corp.	59,790	4,472,292
Valero Energy Corp.	72,000	4,854,960
		13,110,738
FINANCIALS - 25.4%
Capital Markets - 2.8%
Merrill Lynch & Co., Inc.	31,200	2,271,984
TradeStation Group, Inc. (a)	44,100	644,742
		2,916,726
Diversified Financial Services - 0.8%
Bank of America Corp.	16,200	834,786
Insurance - 17.7%
ACE Ltd.	85,700	4,416,121
AMBAC Financial Group, Inc.	51,700	4,296,787
Assurant, Inc.	6,300	303,471
Lincoln National Corp.	13,000	736,840
Prudential Financial, Inc.	54,400	4,278,016
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	3,600	$ 181,512
Tower Group, Inc.	10,800	324,216
W.R. Berkley Corp.	116,700	4,201,200
		18,738,163
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	4,100	334,970
Thrifts & Mortgage Finance - 3.8%
Radian Group, Inc.	65,500	4,030,215
TOTAL FINANCIALS		26,854,860
HEALTH CARE - 9.4%
Biotechnology - 2.4%
Gilead Sciences, Inc. (a)	41,800	2,569,864
Health Care Providers & Services - 3.0%
Aetna, Inc.	17,900	563,671
AmerisourceBergen Corp.	13,800	593,400
Humana, Inc. (a)	29,600	1,655,528
McKesson Corp.	6,900	347,691
		3,160,290
Pharmaceuticals - 4.0%
Endo Pharmaceuticals Holdings, Inc. (a)	135,600	4,213,092
TOTAL HEALTH CARE		9,943,246
INDUSTRIALS - 12.6%
Air Freight & Logistics - 1.4%
EGL, Inc. (a)	32,500	1,427,075
Airlines - 5.5%
AMR Corp. (a)(d)	158,800	3,493,600
Continental Airlines, Inc. Class B (a)(d)	89,700	2,362,698
		5,856,298
Industrial Conglomerates - 0.9%
General Electric Co.	30,600	1,000,314
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 4.8%
AGCO Corp. (a)	30,900	$ 709,464
Terex Corp. (a)	96,800	4,340,512
		5,049,976
TOTAL INDUSTRIALS		13,333,663
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 0.9%
Motorola, Inc.	43,900	999,164
Computers & Peripherals - 6.3%
Hewlett-Packard Co.	160,400	5,118,364
Komag, Inc. (a)	18,000	689,580
Seagate Technology	38,900	902,480
		6,710,424
Internet Software & Services - 1.6%
RealNetworks, Inc. (a)	170,500	1,703,295
Semiconductors & Semiconductor Equipment - 1.9%
Lam Research Corp. (a)	22,700	944,093
Omnivision Technologies, Inc. (a)	53,800	1,022,200
		1,966,293
TOTAL INFORMATION TECHNOLOGY		11,379,176
MATERIALS - 3.7%
Metals & Mining - 3.7%
United States Steel Corp.	63,000	3,973,410
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 4.2%
Qwest Communications International, Inc. (a)	550,514	4,398,607
UTILITIES - 4.5%
Independent Power Producers & Energy Traders - 4.5%
AES Corp. (a)	4,900	97,314
TXU Corp.	72,740	4,672,090
		4,769,404
TOTAL COMMON STOCKS (Cost $96,594,578)		103,796,939
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 5.05% 10/19/06 (e) (Cost $197,784)	$ 200,000	$ 197,832
Money Market Funds - 7.6%
	Shares
Fidelity Cash Central Fund, 5.3% (b)	3,085,439	3,085,439
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	4,939,125	4,939,125
TOTAL MONEY MARKET FUNDS (Cost $8,024,564)		8,024,564
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $104,816,926)		112,019,335
NET OTHER ASSETS - (5.8)%		(6,100,803)
NET ASSETS - 100%		$ 105,918,532
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1 S&P 500 Index Contracts	Sept. 2006	$ 320,450	$ 3,445
TOTAL EQUITY INDEX CONTRACTS		$ 320,450	$ 3,445
The face value of futures purchased as a percentage of net assets - 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $197,832.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 115,106
Fidelity Securities Lending Cash Central Fund	3,963
Total	$ 119,069
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $105,113,390. Net unrealized appreciation aggregated $6,905,945, of which $9,858,963 related to appreciated investment securities and $2,953,018 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Independence Fund

July 31, 2006

SCS-QTLY-0906

1.804877.102

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.0%
Auto Components - 0.7%
Gentex Corp.	879,900	$ 11,738
Hawk Corp. Class A (a)	326,500	4,094
		15,832
Distributors - 1.1%
Keystone Automotive Industries, Inc. (a)	656,100	27,983
Hotels, Restaurants & Leisure - 5.4%
BJ's Restaurants, Inc. (a)	411,200	7,866
Gaming Partners International Corp. (d)	153,205	3,632
Isle of Capri Casinos, Inc. (a)	516,900	12,214
Multimedia Games, Inc. (a)	488,500	4,782
P.F. Chang's China Bistro, Inc. (a)(d)	328,400	9,928
Pinnacle Entertainment, Inc. (a)	764,800	20,978
St. Marc Holdings Co. Ltd.	159,600	10,371
The Restaurant Group PLC (e)	10,181,822	40,513
Vail Resorts, Inc. (a)	664,100	22,958
		133,242
Household Durables - 2.1%
Fourlis Holdings SA	2,475,330	35,097
Ryland Group, Inc.	192,300	7,855
Standard Pacific Corp.	381,300	8,514
		51,466
Internet & Catalog Retail - 0.8%
Gaiam, Inc. Class A (a)	350,000	4,722
NutriSystem, Inc. (a)(d)	270,800	14,331
		19,053
Leisure Equipment & Products - 0.4%
MarineMax, Inc. (a)(d)	321,800	6,774
Pool Corp.	84,400	3,286
		10,060
Media - 4.9%
Carmike Cinemas, Inc. (d)(e)	1,197,400	25,181
DreamWorks Animation SKG, Inc. Class A (a)	550,700	11,532
Focus Media Holding Ltd. ADR	236,500	14,807
Metal Bulletin PLC	810,632	5,966
Modern Times Group AB (MTG) (B Shares)	314,600	15,605
R.H. Donnelley Corp.	300,000	15,663
Regal Entertainment Group Class A (d)	1,584,700	31,155
		119,909
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Conn's, Inc. (a)(d)	137,000	$ 3,524
Specialty Retail - 3.7%
Charlotte Russe Holding, Inc. (a)	673,600	17,635
Cost Plus, Inc. (a)(d)	950,201	12,818
New York & Co., Inc. (a)	281,700	2,856
Pier 1 Imports, Inc. (d)	3,225,500	21,933
The Men's Wearhouse, Inc.	293,150	9,120
Williams-Sonoma, Inc. (d)	796,800	25,338
		89,700
Textiles, Apparel & Luxury Goods - 1.8%
Crocs, Inc. (d)	434,700	12,028
Timberland Co. Class A (a)	447,200	11,515
True Religion Apparel, Inc. (a)(d)	1,097,851	20,222
		43,765
TOTAL CONSUMER DISCRETIONARY		514,534
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.4%
Itochushokuhin Co. Ltd.	245,200	9,025
Food Products - 0.5%
Corn Products International, Inc.	218,800	7,277
Imperial Sugar Co.	198,100	4,743
		12,020
TOTAL CONSUMER STAPLES		21,045
ENERGY - 16.3%
Energy Equipment & Services - 9.1%
Carbo Ceramics, Inc. (d)	706,700	27,484
Compagnie Generale de Geophysique SA sponsored ADR	325,000	11,278
Core Laboratories NV (a)	498,100	36,361
Dawson Geophysical Co. (a)	137,000	4,466
Hydril Co. (a)	421,400	29,190
Maverick Tube Corp. (a)	508,800	32,456
Oil States International, Inc. (a)	789,900	25,403
Petrojarl ASA sponsored ADR	310,700	1,926
Petroleum Geo-Services ASA sponsored ADR (a)(d)	310,700	17,110
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Superior Energy Services, Inc. (a)	469,900	$ 16,094
TGS Nopec Geophysical Co. ASA (a)	1,202,000	21,287
		223,055
Oil, Gas & Consumable Fuels - 7.2%
Comstock Resources, Inc. (a)	461,700	13,583
Encore Acquisition Co. (a)	388,550	11,835
Energy Partners Ltd. (a)(d)	338,300	6,147
Forest Oil Corp. (a)	231,700	7,764
Goodrich Petroleum Corp. (d)	567,500	19,267
Holly Corp.	421,200	21,313
Houston Exploration Co. (a)	284,000	18,136
Mariner Energy, Inc. (a)	1,118,314	20,141
Overseas Shipholding Group, Inc.	349,100	22,479
Petroleum Development Corp. (a)	245,800	10,948
Plains Exploration & Production Co. (a)	500,100	21,984
Range Resources Corp.	62,400	1,754
		175,351
TOTAL ENERGY		398,406
FINANCIALS - 7.0%
Commercial Banks - 2.0%
East West Bancorp, Inc.	424,500	17,129
Hanmi Financial Corp.	789,882	15,039
Signature Bank, New York (a)	50,203	1,613
UCBH Holdings, Inc.	865,300	14,433
		48,214
Consumer Finance - 0.2%
Cash Systems, Inc. (a)	576,177	4,321
Diversified Financial Services - 1.5%
African Bank Investments Ltd.	5,064,498	18,042
NETeller PLC (a)	2,504,500	17,778
		35,820
Insurance - 3.0%
Aspen Insurance Holdings Ltd.	987,900	23,314
Montpelier Re Holdings Ltd.	734,924	13,287
Navigators Group, Inc. (a)	434,300	18,462
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Philadelphia Consolidated Holdings Corp. (a)	504,948	$ 17,103
Scottish Re Group Ltd.	332,350	1,326
		73,492
Real Estate Management & Development - 0.3%
Unite Group PLC	976,587	7,566
Thrifts & Mortgage Finance - 0.0%
Farmer Mac Class C (non-vtg.)	38,500	1,033
TOTAL FINANCIALS		170,446
HEALTH CARE - 11.3%
Biotechnology - 0.0%
Alnylam Pharmaceuticals, Inc. (a)	39,000	498
Health Care Equipment & Supplies - 2.9%
Conceptus, Inc. (a)(e)	1,681,283	25,404
Cyberonics, Inc. (a)	270,400	5,795
Cynosure, Inc. Class A (e)	500,000	6,425
Somanetics Corp. (a)	174,809	2,960
SonoSite, Inc. (a)	574,700	18,551
Stereotaxis, Inc. (a)(d)	1,572,292	13,443
		72,578
Health Care Providers & Services - 3.9%
Brookdale Senior Living, Inc.	324,300	15,080
Capital Senior Living Corp. (a)(e)	1,467,000	14,978
Chemed Corp.	537,904	19,784
Emeritus Corp. (a)	701,300	13,248
Healthways, Inc. (a)	595,500	31,990
		95,080
Health Care Technology - 0.3%
Vital Images, Inc. (a)	360,900	8,200
Life Sciences Tools & Services - 0.3%
Covance, Inc. (a)	105,600	6,733
Pharmaceuticals - 3.9%
Allergan, Inc.	172,100	18,561
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Medicis Pharmaceutical Corp. Class A (d)	1,630,700	$ 44,952
New River Pharmaceuticals, Inc. (a)(d)	1,289,000	31,503
		95,016
TOTAL HEALTH CARE		278,105
INDUSTRIALS - 15.4%
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc. (a)	345,930	27,723
United Industrial Corp. (d)	312,300	14,050
		41,773
Air Freight & Logistics - 0.2%
Business Post Group PLC	721,706	6,050
Airlines - 0.3%
ACE Aviation Holdings, Inc. Class A (a)	279,400	7,096
Building Products - 1.0%
Insteel Industries, Inc.	176,600	3,656
Jacuzzi Brands, Inc. (a)	2,480,857	20,839
		24,495
Commercial Services & Supplies - 3.4%
Carter & Carter Group PLC	501,600	5,903
Clean Harbors, Inc.	66,247	2,444
Corrections Corp. of America (a)	339,619	18,543
Huron Consulting Group, Inc. (a)	831,400	28,833
ITE Group PLC	4,096,900	9,126
Tele Atlas NV (Netherlands) (a)	1,056,500	17,112
		81,961
Construction & Engineering - 1.0%
Infrasource Services, Inc. (a)	669,800	12,445
Quanta Services, Inc. (a)	778,100	12,418
		24,863
Electrical Equipment - 3.2%
Conergy AG (d)	300,235	16,008
GrafTech International Ltd. (a)	1,024,200	5,500
Q-Cells AG (d)	337,200	24,146
SolarWorld AG (d)	530,400	28,991
Suntech Power Holdings Co. Ltd. sponsored ADR	138,000	3,578
		78,223
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.2%
Valmont Industries, Inc.	557,300	$ 28,339
Road & Rail - 1.1%
Con-way, Inc.	168,700	8,347
Old Dominion Freight Lines, Inc. (a)	237,100	7,725
USA Truck, Inc. (a)	551,800	10,567
		26,639
Trading Companies & Distributors - 2.3%
Ashtead Group PLC	6,041,687	15,688
Beacon Roofing Supply, Inc. (a)(d)	669,050	12,237
Bergman & Beving AB (B Shares)	748,359	14,537
Watsco, Inc.	330,300	14,639
		57,101
TOTAL INDUSTRIALS		376,540
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.4%
Bookham, Inc. (a)(d)(e)	3,533,716	10,530
MasTec, Inc. (a)	1,391,600	18,188
TANDBERG ASA	606,870	5,670
		34,388
Computers & Peripherals - 2.1%
M-Systems Flash Disk Pioneers Ltd. (a)	337,500	12,150
NCR Corp. (a)	491,800	15,806
QLogic Corp. (a)	858,500	15,015
Rackable Systems, Inc. (a)	393,400	8,387
		51,358
Electronic Equipment & Instruments - 2.8%
FARO Technologies, Inc. (a)(d)(e)	1,434,900	23,145
FLIR Systems, Inc. (a)	1,136,649	27,291
Optimal Group, Inc. Class A (a)	1,174,300	17,309
		67,745
Internet Software & Services - 4.4%
Aladdin Knowledge Systems Ltd. (a)(e)	1,273,200	18,551
aQuantive, Inc. (a)	694,500	14,237
Bankrate, Inc. (a)(d)	615,808	18,530
CyberSource Corp. (a)	298,948	3,001
Digitas, Inc. (a)	3,016,700	24,888
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SonicWALL, Inc. (a)	1,083,600	$ 10,836
ValueClick, Inc. (a)	1,303,500	18,783
		108,826
IT Services - 0.5%
MoneyGram International, Inc.	372,453	11,416
Semiconductors & Semiconductor Equipment - 4.8%
Actel Corp. (a)	90,300	1,224
ATI Technologies, Inc. (a)	1,041,900	20,973
Broadcom Corp. Class A (a)	523,950	12,570
Cypress Semiconductor Corp. (a)	881,000	13,382
DSP Group, Inc. (a)	814,200	19,508
Intersil Corp. Class A	554,100	13,027
O2Micro International Ltd. sponsored ADR (a)	700,400	4,195
Saifun Semiconductors Ltd.	87,400	2,294
Silicon Laboratories, Inc. (a)	277,500	10,245
Silicon On Insulator Technologies SA (SOITEC) (a)	400,000	10,668
SiRF Technology Holdings, Inc. (a)	517,948	9,893
		117,979
Software - 2.0%
Fair, Isaac & Co., Inc.	148,200	5,006
NAVTEQ Corp. (a)	115,864	3,265
Open Solutions, Inc. (a)	399,000	11,032
RSA Security, Inc. (a)	1,106,100	30,506
		49,809
TOTAL INFORMATION TECHNOLOGY		441,521
MATERIALS - 4.7%
Metals & Mining - 4.7%
Allegheny Technologies, Inc. (d)	623,200	39,816
Brush Engineered Materials, Inc. (a)	538,100	12,414
Carpenter Technology Corp.	330,000	32,472
Oregon Steel Mills, Inc. (a)	340,425	15,741
Shore Gold, Inc. (a)	3,671,300	15,703
		116,146
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)(d)	2,643,300	10,335
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
AES Tiete SA (PN) (non-vtg.)	366,000,000	$ 9,154
TOTAL COMMON STOCKS (Cost $2,367,850)		2,336,232
Money Market Funds - 14.6%

Fidelity Cash Central Fund, 5.3% (b)	115,240,705	115,241
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	241,297,289	241,297
TOTAL MONEY MARKET FUNDS (Cost $356,538)		356,538
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $2,724,388)		2,692,770
NET OTHER ASSETS - (10.0)%		(244,456)
NET ASSETS - 100%		$ 2,448,314
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,659
Fidelity Securities Lending Cash Central Fund	2,801
Total	$ 5,460
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aladdin Knowledge Systems Ltd.	$ -	$ 26,140	$ -	$ -	$ 18,551
Allied Healthcare International, Inc.	14,067	-	15,153	-	-
Anika Therapeutics, Inc.	-	9,263	8,251	-	-
Bookham, Inc.	-	28,810	-	-	10,530
Capital Senior Living Corp.	-	14,161	-	-	14,978
Carmike Cinemas, Inc.	-	27,335	-	317	25,181
CAS Medical Systems, Inc.	-	11,288	6,521	-	-
Conceptus, Inc.	-	24,603	-	-	25,404
Cynosure, Inc. Class A	-	10,865	-	-	6,425
FARO Technologies, Inc.	-	27,637	-	-	23,145
New Frontier Media, Inc.	6,560	-	7,248	-	-
Optimal Group, Inc. Class A	-	20,210	-	-	-
Packaging Dynamics Corp.	7,425	-	7,259	-	-
SOURCECORP, Inc.	18,054	-	19,763	-	-
Stereotaxis, Inc.	-	22,225	134	-	-
The Geo Group, Inc.	16,299	-	17,300	-	-
The Restaurant Group PLC	-	29,679	-	2,973	40,513
Whitehall Jewellers, Inc.	790	-	728	-	-
Total	$ 63,195	$ 252,216	$ 82,357	$ 3,290	$ 164,727
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,725,102,000. Net unrealized depreciation aggregated $32,332,000, of which $292,466,000 related to appreciated investment securities and $324,798,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector

July 31, 2006

FSS-QTLY-0906

1.804827.102

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.5%
Hotels, Restaurants & Leisure - 0.5%
Ctrip.com International Ltd. sponsored ADR	400	$ 20
Sonic Corp. (a)	34,300	675
Starbucks Corp. (a)	77,400	2,652
Wynn Resorts Ltd. (a)	9,100	582
		3,929
Household Durables - 0.1%
Beazer Homes USA, Inc.	100	4
Sony Corp. sponsored ADR	200	9
Whirlpool Corp.	8,500	656
		669
Media - 1.6%
Clear Channel Communications, Inc.	41,260	1,194
E.W. Scripps Co. Class A	52,440	2,241
Lamar Advertising Co. Class A (a)	7,800	383
News Corp. Class B	361,200	7,267
Scholastic Corp. (a)	2,000	58
The Walt Disney Co.	43,300	1,286
Time Warner, Inc.	47,060	776
		13,205
Multiline Retail - 0.8%
Target Corp.	145,320	6,673
Specialty Retail - 2.3%
Best Buy Co., Inc.	83,900	3,804
Chico's FAS, Inc. (a)	4,000	91
Esprit Holdings Ltd.	146,000	1,110
Home Depot, Inc.	42,100	1,461
Lowe's Companies, Inc.	52,200	1,480
PETsMART, Inc.	91,200	2,149
Staples, Inc.	207,682	4,490
Tiffany & Co., Inc.	54,100	1,709
TJX Companies, Inc.	84,200	2,052
		18,346
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	46,900	1,658
TOTAL CONSUMER DISCRETIONARY		44,480
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 6.8%
Beverages - 1.1%
PepsiCo, Inc.	140,800	$ 8,924
Food & Staples Retailing - 1.1%
CVS Corp.	204,700	6,698
Safeway, Inc.	58,200	1,634
		8,332
Food Products - 0.9%
Nestle SA sponsored ADR	85,700	6,993
Household Products - 2.1%
Colgate-Palmolive Co.	96,750	5,739
Procter & Gamble Co.	202,955	11,406
		17,145
Tobacco - 1.6%
Altria Group, Inc.	160,180	12,810
TOTAL CONSUMER STAPLES		54,204
ENERGY - 9.4%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	13,000	1,039
Cameron International Corp. (a)	76,100	3,836
ENSCO International, Inc.	31,400	1,451
Halliburton Co.	227,683	7,596
Nabors Industries Ltd. (a)	30,100	1,063
Schlumberger Ltd. (NY Shares)	172,300	11,518
Smith International, Inc.	91,200	4,065
		30,568
Oil, Gas & Consumable Fuels - 5.6%
ConocoPhillips	500	34
EOG Resources, Inc.	24,000	1,780
Exxon Mobil Corp.	409,610	27,747
OMI Corp.	69,300	1,529
Peabody Energy Corp.	34,700	1,732
Plains Exploration & Production Co. (a)	71,700	3,152
Ultra Petroleum Corp. (a)	53,110	3,110
Valero Energy Corp.	88,580	5,973
		45,057
TOTAL ENERGY		75,625
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 21.5%
Capital Markets - 2.9%
Ameriprise Financial, Inc.	60,480	$ 2,697
Charles Schwab Corp.	181,000	2,874
E*TRADE Financial Corp. (a)	63,700	1,485
Franklin Resources, Inc.	27,700	2,533
Goldman Sachs Group, Inc.	14,200	2,169
Investors Financial Services Corp.	50,000	2,241
Merrill Lynch & Co., Inc.	220	16
Nomura Holdings, Inc. sponsored ADR	168,300	2,999
State Street Corp.	99,500	5,976
		22,990
Commercial Banks - 2.6%
Bank of China Ltd. (H Shares)	623,000	275
Mizuho Financial Group, Inc.	125	1,050
Standard Chartered PLC (United Kingdom)	150,615	3,810
Sumitomo Mitsui Financial Group, Inc.	91	968
Wachovia Corp.	107,000	5,738
Wells Fargo & Co.	126,405	9,144
		20,985
Consumer Finance - 1.5%
American Express Co.	92,200	4,800
Capital One Financial Corp.	97,000	7,503
		12,303
Diversified Financial Services - 3.6%
Bank of America Corp.	412,620	21,262
Citigroup, Inc.	99,100	4,788
NETeller PLC (a)	36,400	258
The NASDAQ Stock Market, Inc. (a)	92,100	2,536
		28,844
Insurance - 9.4%
ACE Ltd.	82,200	4,236
AFLAC, Inc.	34,800	1,536
Allied World Assurance Holdings Ltd.	3,500	122
American International Group, Inc.	459,430	27,874
Berkshire Hathaway, Inc. Class A (a)	46	4,214
Endurance Specialty Holdings Ltd.	30,100	914
Everest Re Group Ltd.	44,080	4,170
Fidelity National Title Group, Inc. Class A (d)	95,182	1,796
Hartford Financial Services Group, Inc.	88,430	7,502
Lincoln National Corp.	58,100	3,293
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
National Financial Partners Corp.	90,500	$ 4,076
PartnerRe Ltd.	38,400	2,386
Prudential Financial, Inc.	71,600	5,631
W.R. Berkley Corp.	138,382	4,982
XL Capital Ltd. Class A	38,020	2,422
		75,154
Real Estate Investment Trusts - 0.3%
Equity Residential (SBI)	37,700	1,753
Vornado Realty Trust	7,900	826
		2,579
Real Estate Management & Development - 0.3%
Mitsui Fudosan Co. Ltd.	52,000	1,104
Move, Inc.	285,446	1,256
		2,360
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp.	9,131	327
Freddie Mac	200	12
Golden West Financial Corp., Delaware	34,100	2,512
Hudson City Bancorp, Inc.	246,600	3,198
Washington Mutual, Inc.	17,700	791
		6,840
TOTAL FINANCIALS		172,055
HEALTH CARE - 16.0%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	6,500	223
Amgen, Inc. (a)	96,390	6,722
Biogen Idec, Inc. (a)	17,400	733
Celgene Corp. (a)	16,000	766
Cephalon, Inc. (a)	17,700	1,164
Genentech, Inc. (a)	19,260	1,557
Gilead Sciences, Inc. (a)	55,500	3,412
PDL BioPharma, Inc. (a)	152,500	2,747
		17,324
Health Care Equipment & Supplies - 2.7%
Alcon, Inc.	11,500	1,270
Baxter International, Inc.	118,100	4,960
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	72,500	$ 4,779
C.R. Bard, Inc.	42,900	3,045
Conor Medsystems, Inc. (a)	42,764	1,185
Cooper Companies, Inc.	46,000	2,033
DJO, Inc. (a)	54,200	2,139
St. Jude Medical, Inc. (a)	65,100	2,402
		21,813
Health Care Providers & Services - 2.6%
Brookdale Senior Living, Inc.	500	23
Cardinal Health, Inc.	30,100	2,017
Chemed Corp.	24,000	883
Health Net, Inc. (a)	68,600	2,879
Healthways, Inc. (a)	4,440	239
Henry Schein, Inc. (a)	71,200	3,376
I-trax, Inc. (a)	126,300	421
McKesson Corp.	35,100	1,769
UnitedHealth Group, Inc.	191,800	9,174
		20,781
Health Care Technology - 0.3%
Emdeon Corp. (a)	72,400	871
IMS Health, Inc.	49,300	1,353
		2,224
Life Sciences Tools & Services - 1.4%
Affymetrix, Inc. (a)	44,500	960
Charles River Laboratories International, Inc. (a)	80,500	2,858
Invitrogen Corp. (a)	79,770	4,929
Millipore Corp. (a)	21,400	1,341
Waters Corp. (a)	30,100	1,224
		11,312
Pharmaceuticals - 6.8%
Johnson & Johnson	294,910	18,447
Merck & Co., Inc.	136,600	5,501
Novartis AG sponsored ADR	58,400	3,283
Pfizer, Inc.	412,740	10,727
Roche Holding AG (participation certificate)	39,148	6,967
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sepracor, Inc. (a)	20,600	$ 1,018
Wyeth	183,700	8,904
		54,847
TOTAL HEALTH CARE		128,301
INDUSTRIALS - 12.7%
Aerospace & Defense - 3.7%
Aviall, Inc. (a)	65,650	3,120
EDO Corp.	86,200	1,934
Honeywell International, Inc.	270,260	10,459
L-3 Communications Holdings, Inc.	22,000	1,620
The Boeing Co.	330	26
United Technologies Corp.	195,320	12,147
		29,306
Air Freight & Logistics - 0.4%
FedEx Corp.	27,400	2,869
Airlines - 0.3%
AirTran Holdings, Inc. (a)	90,000	1,129
UAL Corp. (a)	48,100	1,257
		2,386
Commercial Services & Supplies - 0.2%
Robert Half International, Inc.	11,500	372
Services Acquisition Corp. International (a)(d)	160,300	1,539
		1,911
Electrical Equipment - 0.3%
Evergreen Solar, Inc. (a)	63,200	596
Suntech Power Holdings Co. Ltd. sponsored ADR	43,500	1,128
Vestas Wind Systems AS (a)	32,800	884
		2,608
Industrial Conglomerates - 5.7%
3M Co.	17,930	1,262
General Electric Co.	1,135,600	37,122
McDermott International, Inc. (a)	167,500	7,628
		46,012
Machinery - 0.8%
Danaher Corp.	26,800	1,747
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	60,300	$ 4,376
Pentair, Inc.	19,200	551
		6,674
Marine - 0.1%
Alexander & Baldwin, Inc.	12,221	490
Road & Rail - 1.2%
Laidlaw International, Inc.	96,200	2,549
Landstar System, Inc.	75,600	3,227
Norfolk Southern Corp.	82,700	3,591
		9,367
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	7,600	227
TOTAL INDUSTRIALS		101,850
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 4.6%
Adtran, Inc.	24,100	527
Alcatel SA sponsored ADR (a)	170,000	1,918
Cisco Systems, Inc. (a)	559,840	9,993
Comverse Technology, Inc. (a)	92,400	1,791
Corning, Inc.	349,460	6,664
Harris Corp.	60,800	2,769
Juniper Networks, Inc. (a)	75,580	1,017
Motorola, Inc.	248,340	5,652
Nortel Networks Corp.	622,200	1,220
QUALCOMM, Inc.	107,400	3,787
Research In Motion Ltd. (a)	28,150	1,847
		37,185
Computers & Peripherals - 2.2%
Apple Computer, Inc. (a)	103,000	7,000
EMC Corp. (a)	55,200	560
Hewlett-Packard Co.	243,500	7,770
Network Appliance, Inc. (a)	69,200	2,055
Sun Microsystems, Inc. (a)	128,500	559
		17,944
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	155,614	4,426
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.7%
eBay, Inc. (a)	30,080	$ 724
Google, Inc. Class A (sub. vtg.) (a)	23,200	8,969
Yahoo!, Inc. (a)	151,110	4,101
		13,794
IT Services - 0.6%
First Data Corp.	58,100	2,373
Paychex, Inc.	74,980	2,563
		4,936
Semiconductors & Semiconductor Equipment - 4.4%
Altera Corp. (a)	90,200	1,561
Analog Devices, Inc.	98,300	3,178
Applied Materials, Inc.	416,900	6,562
ARM Holdings PLC sponsored ADR	190,900	1,239
ASML Holding NV (NY Shares) (a)	52,500	1,045
ATI Technologies, Inc. (a)	31,100	626
Broadcom Corp. Class A (a)	103,300	2,478
FormFactor, Inc. (a)	33,200	1,423
Freescale Semiconductor, Inc. Class A (a)	80,300	2,299
Intel Corp.	167,740	3,019
KLA-Tencor Corp.	300	13
Lam Research Corp. (a)	2,500	104
Linear Technology Corp.	52,100	1,685
Maxim Integrated Products, Inc.	84,200	2,474
Microchip Technology, Inc.	56,500	1,823
National Semiconductor Corp.	71,900	1,672
Renewable Energy Corp. AS	36,300	488
Samsung Electronics Co. Ltd.	2,240	1,426
Xilinx, Inc.	96,200	1,952
		35,067
Software - 4.9%
Adobe Systems, Inc. (a)	59,200	1,688
BEA Systems, Inc. (a)	116,600	1,369
Cognos, Inc. (a)	63,700	1,991
Electronic Arts, Inc. (a)	26,000	1,225
FileNET Corp. (a)	84,400	2,686
Mercury Interactive Corp. (a)	31,100	1,561
Microsoft Corp.	1,012,860	24,339
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	158,050	$ 2,366
Symantec Corp. (a)	101,502	1,763
		38,988
TOTAL INFORMATION TECHNOLOGY		152,340
MATERIALS - 2.8%
Chemicals - 2.1%
Ashland, Inc.	73,900	4,915
Monsanto Co.	101,000	4,342
Praxair, Inc.	131,900	7,233
		16,490
Containers & Packaging - 0.3%
Owens-Illinois, Inc.	104,753	1,585
Smurfit-Stone Container Corp.	113,500	1,149
		2,734
Metals & Mining - 0.4%
Alcoa, Inc.	43,900	1,315
Newmont Mining Corp.	30,500	1,563
		2,878
TOTAL MATERIALS		22,102
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	349,500	10,482
Covad Communications Group, Inc. (a)	474,400	759
Level 3 Communications, Inc. (a)	196,500	768
Qwest Communications International, Inc. (a)	308,300	2,463
Verizon Communications, Inc.	112,200	3,795
		18,267
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	82,000	2,772
Sprint Nextel Corp.	64,810	1,283
		4,055
TOTAL TELECOMMUNICATION SERVICES		22,322
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.2%
Electric Utilities - 0.5%
Exelon Corp.	75,100	$ 4,348
Independent Power Producers & Energy Traders - 0.7%
TXU Corp.	84,900	5,453
TOTAL UTILITIES		9,801
TOTAL COMMON STOCKS (Cost $753,778)		783,080
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 5.3% (b)	25,007,008	25,007
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	3,436,750	3,437
TOTAL MONEY MARKET FUNDS (Cost $28,444)		28,444
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $782,222)		811,524
NET OTHER ASSETS - (1.3)%		(10,161)
NET ASSETS - 100%		$ 801,363
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 335
Fidelity Securities Lending Cash Central Fund	66
Total	$ 401
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $796,820,000. Net unrealized appreciation aggregated $14,704,000, of which $65,819,000 related to appreciated investment securities and $51,115,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Fund

July 31, 2006

VAL-QTLY-0906

1.804828.102

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.1%
Automobiles - 0.5%
Harley-Davidson, Inc.	163,100	$ 9,297
Monaco Coach Corp.	706,800	7,527
Nissan Motor Co. Ltd.	2,913,684	31,395
Renault SA	357,500	39,067
		87,286
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	1,361,500	10,225
Hotels, Restaurants & Leisure - 3.2%
Applebee's International, Inc.	718,600	12,762
Brinker International, Inc. (d)	2,306,600	74,734
Carnival Corp. unit	2,910,000	113,374
Domino's Pizza, Inc.	926,900	21,078
Gaylord Entertainment Co. (a)	876,032	33,482
Harrah's Entertainment, Inc.	211,735	12,727
OSI Restaurant Partners, Inc. (d)	2,167,920	62,631
Rare Hospitality International, Inc. (a)	759,900	19,985
Royal Caribbean Cruises Ltd.	3,330,520	112,905
WMS Industries, Inc. (a)	1,476,300	39,166
		502,844
Household Durables - 2.4%
Ethan Allen Interiors, Inc.	203,900	7,610
Jarden Corp. (a)(d)	1,492,200	43,259
La-Z-Boy, Inc. (d)	1,004,900	12,812
Leggett & Platt, Inc.	3,361,250	76,704
Matsushita Electric Industrial Co. Ltd.	1,169,000	24,245
Newell Rubbermaid, Inc.	2,220,200	58,524
Sealy Corp., Inc.	2,268,300	30,985
Sony Corp. sponsored ADR	371,600	17,090
The Stanley Works	2,026,700	91,951
Whirlpool Corp.	142,800	11,023
		374,203
Leisure Equipment & Products - 1.3%
Brunswick Corp.	2,511,100	74,253
Eastman Kodak Co. (d)	5,190,900	115,498
Polaris Industries, Inc. (d)	367,800	14,057
		203,808
Media - 3.6%
CBS Corp. Class B	557,987	15,306
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.	2,795,800	$ 80,938
E.W. Scripps Co. Class A	1,216,500	51,981
Gannett Co., Inc.	2,136,000	111,328
Lamar Advertising Co. Class A (a)	1,059,700	51,968
Live Nation, Inc. (a)	840,862	17,624
Omnicom Group, Inc.	361,400	31,988
R.H. Donnelley Corp.	356,900	18,634
The New York Times Co. Class A (d)	2,499,200	55,407
The Reader's Digest Association, Inc. (non-vtg.)	2,618,371	35,767
Tribune Co.	1,969,600	58,517
Viacom, Inc. Class B (non-vtg.) (a)	1,204,687	41,983
		571,441
Multiline Retail - 1.4%
Big Lots, Inc. (a)	4,374,360	70,690
Dollar General Corp.	3,903,600	52,386
Family Dollar Stores, Inc.	3,952,500	89,801
		212,877
Specialty Retail - 2.9%
AnnTaylor Stores Corp. (a)	1,946,400	79,919
AutoNation, Inc. (a)	837,722	16,503
AutoZone, Inc. (a)	193,200	16,976
Best Buy Co., Inc.	404,200	18,326
Gap, Inc.	5,182,400	89,915
Hot Topic, Inc. (a)	1,658,900	24,402
OfficeMax, Inc.	2,775,400	114,097
Pier 1 Imports, Inc. (d)	2,013,500	13,692
RadioShack Corp.	383,400	6,200
Tiffany & Co., Inc.	2,552,900	80,646
		460,676
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	2,642,900	93,427
Warnaco Group, Inc. (a)	559,780	9,970
		103,397
TOTAL CONSUMER DISCRETIONARY		2,526,757
CONSUMER STAPLES - 5.8%
Beverages - 0.9%
Coca-Cola Enterprises, Inc.	2,974,944	63,842
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Cott Corp. (a)	1,768,500	$ 23,411
SABMiller PLC	2,268,500	45,555
		132,808
Food & Staples Retailing - 1.9%
Kroger Co.	2,338,300	53,617
Safeway, Inc.	8,660,056	243,174
		296,791
Food Products - 0.8%
Corn Products International, Inc.	2,387,100	79,395
McCormick & Co., Inc. (non-vtg.)	605,900	21,243
TreeHouse Foods, Inc. (a)	1,020,779	24,458
		125,096
Household Products - 0.6%
Colgate-Palmolive Co.	1,633,400	96,893
Personal Products - 1.0%
Avon Products, Inc.	5,301,900	153,702
Playtex Products, Inc. (a)	435,700	4,932
		158,634
Tobacco - 0.6%
Altria Group, Inc.	1,190,600	95,212
TOTAL CONSUMER STAPLES		905,434
ENERGY - 7.1%
Energy Equipment & Services - 6.2%
Baker Hughes, Inc.	927,060	74,118
Cameron International Corp. (a)	1,780,800	89,770
ENSCO International, Inc.	1,015,000	46,913
FMC Technologies, Inc. (a)	1,806,100	113,820
GlobalSantaFe Corp.	927,820	50,965
Halliburton Co.	2,512,600	83,820
National Oilwell Varco, Inc. (a)	2,498,970	167,531
Noble Corp.	709,800	50,928
Pride International, Inc. (a)	790,600	23,615
Smith International, Inc.	3,053,700	136,103
Transocean, Inc. (a)	820,900	63,398
Weatherford International Ltd. (a)	1,462,548	68,506
		969,487
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.9%
Cabot Oil & Gas Corp.	562,100	$ 29,651
El Paso Corp.	3,268,900	52,302
EOG Resources, Inc.	614,200	45,543
EXCO Resources, Inc.	1,201,700	15,526
		143,022
TOTAL ENERGY		1,112,509
FINANCIALS - 13.1%
Capital Markets - 1.3%
Ameriprise Financial, Inc.	225,700	10,066
Janus Capital Group, Inc.	1,726,100	27,946
Merrill Lynch & Co., Inc.	1,322,100	96,275
State Street Corp.	617,900	37,111
TD Ameritrade Holding Corp.	1,998,750	32,740
		204,138
Commercial Banks - 0.9%
National Australia Bank Ltd.	554,140	15,163
Popular, Inc.	491,500	8,842
UnionBanCal Corp.	205,328	12,687
Wachovia Corp.	1,918,867	102,909
		139,601
Consumer Finance - 0.1%
Capital One Financial Corp.	173,500	13,420
Diversified Financial Services - 0.6%
Bank of America Corp.	905,460	46,658
FirstRand Ltd.	3,076,200	7,647
JPMorgan Chase & Co.	1,089,500	49,703
		104,008
Insurance - 3.9%
AFLAC, Inc.	1,600,320	70,638
Allied World Assurance Holdings Ltd.	71,000	2,478
AMBAC Financial Group, Inc.	1,221,500	101,519
Genworth Financial, Inc. Class A (non-vtg.)	804,400	27,591
Marsh & McLennan Companies, Inc.	2,070,900	55,976
MBIA, Inc.	1,755,400	103,235
MetLife, Inc.	675,490	35,125
Montpelier Re Holdings Ltd.	435,400	7,872
Prudential Financial, Inc.	708,400	55,709
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	342,500	$ 16,978
Scottish Re Group Ltd.	1,138,760	4,544
The St. Paul Travelers Companies, Inc.	1,710,820	78,356
Universal American Financial Corp. (a)	451,600	5,600
Willis Group Holdings Ltd.	1,536,600	49,986
		615,607
Real Estate Investment Trusts - 4.3%
Alexandria Real Estate Equities, Inc.	425,800	40,204
American Financial Realty Trust (SBI) (d)	1,946,500	22,540
Annaly Mortgage Management, Inc.	904,000	11,580
Brandywine Realty Trust (SBI)	733,100	23,195
Developers Diversified Realty Corp.	908,300	47,940
Digital Realty Trust, Inc.	397,400	10,861
Duke Realty Corp.	951,300	35,445
Education Realty Trust, Inc.	1,052,400	16,449
Equity Office Properties Trust	1,081,100	40,985
Equity Residential (SBI)	1,194,000	55,533
General Growth Properties, Inc.	1,644,450	75,053
GMH Communities Trust	980,700	12,298
Kimco Realty Corp.	1,371,600	53,822
Pennsylvania (REIT) (SBI)	1,000,600	39,404
Public Storage, Inc.	125,200	10,052
Reckson Associates Realty Corp.	712,000	31,705
Trizec Properties, Inc.	1,143,100	32,876
United Dominion Realty Trust, Inc. (SBI)	1,953,200	54,397
Vornado Realty Trust	529,100	55,317
		669,656
Thrifts & Mortgage Finance - 2.0%
Countrywide Financial Corp.	1,783,685	63,909
Fannie Mae	2,730,900	130,837
Freddie Mac	1,558,800	90,192
Hudson City Bancorp, Inc.	1,842,300	23,895
		308,833
TOTAL FINANCIALS		2,055,263
HEALTH CARE - 13.7%
Biotechnology - 0.6%
Cephalon, Inc. (a)(d)	1,031,900	67,837
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
MedImmune, Inc. (a)	741,600	$ 18,822
Myogen, Inc. (a)	308,600	9,523
		96,182
Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	7,515,882	315,669
Becton, Dickinson & Co.	1,361,860	89,774
Boston Scientific Corp. (a)	1,921,700	32,688
CONMED Corp. (a)	1,259,867	25,134
Dade Behring Holdings, Inc.	604,168	24,608
Wright Medical Group, Inc. (a)	1,505,200	33,160
		521,033
Health Care Providers & Services - 6.7%
AmerisourceBergen Corp.	1,186,680	51,027
Brookdale Senior Living, Inc.	734,500	34,154
Chemed Corp.	803,650	29,558
Community Health Systems, Inc. (a)	3,218,000	116,685
HCA, Inc.	2,026,040	99,600
Health Net, Inc. (a)	1,613,900	67,735
Laboratory Corp. of America Holdings (a)	530,300	34,162
McKesson Corp.	2,342,300	118,028
Medco Health Solutions, Inc. (a)	1,058,100	62,777
Omnicare, Inc.	1,199,400	54,285
Quest Diagnostics, Inc.	2,678,320	161,021
Sunrise Senior Living, Inc. (a)	725,700	20,958
Triad Hospitals, Inc. (a)	1,086,750	42,351
United Surgical Partners International, Inc. (a)	377,300	9,319
UnitedHealth Group, Inc.	255,000	12,197
Universal Health Services, Inc. Class B	2,306,880	129,185
		1,043,042
Life Sciences Tools & Services - 1.7%
Charles River Laboratories International, Inc. (a)	2,145,900	76,179
Fisher Scientific International, Inc. (a)	870,532	64,515
Varian, Inc. (a)(e)	2,124,700	95,569
Waters Corp. (a)	871,700	35,461
		271,724
Pharmaceuticals - 1.4%
Forest Laboratories, Inc. (a)	273,700	12,675
Schering-Plough Corp.	6,610,250	135,114
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,906,200	$ 63,057
Wyeth	185,500	8,991
		219,837
TOTAL HEALTH CARE		2,151,818
INDUSTRIALS - 8.6%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	1,064,100	41,181
Airlines - 0.8%
ACE Aviation Holdings, Inc. Class A (a)	845,400	21,471
Ryanair Holdings PLC sponsored ADR (a)	902,400	50,995
Southwest Airlines Co.	1,814,000	32,634
TAM SA (PN) sponsored ADR (ltd. vtg.)	1,050,600	28,314
		133,414
Building Products - 1.1%
American Standard Companies, Inc.	839,800	32,441
Goodman Global, Inc.	203,900	2,508
Masco Corp.	4,922,400	131,576
		166,525
Commercial Services & Supplies - 1.4%
Allied Waste Industries, Inc.	2,241,408	22,773
Aramark Corp. Class B	717,300	23,025
Cendant Corp.	563,300	8,455
Clean Harbors, Inc.	219,200	8,086
Navigant Consulting, Inc. (a)	1,681,400	32,081
Pike Electric Corp.	885,300	15,944
Steelcase, Inc. Class A	574,900	8,445
The Brink's Co.	1,742,800	96,011
		214,820
Construction & Engineering - 0.7%
Fluor Corp.	1,221,262	107,263
Industrial Conglomerates - 1.2%
Tyco International Ltd.	7,441,070	194,138
Machinery - 1.6%
Albany International Corp. Class A	609,439	21,897
Briggs & Stratton Corp.	1,834,200	46,956
Deere & Co.	708,000	51,380
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Mueller Water Products, Inc. Class A (d)	642,100	$ 10,177
SPX Corp.	1,898,330	103,744
Wabash National Corp.	874,630	12,455
		246,609
Road & Rail - 1.4%
Canadian National Railway Co.	912,100	36,715
Con-way, Inc.	1,388,000	68,678
Laidlaw International, Inc.	4,311,300	114,249
Old Dominion Freight Lines, Inc. (a)	197,891	6,447
		226,089
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	51,300	1,535
Macquarie Infrastructure Co. Trust	516,395	13,246
		14,781
TOTAL INDUSTRIALS		1,344,820
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 1.2%
Alcatel SA sponsored ADR (a)(d)	3,104,400	35,018
Dycom Industries, Inc. (a)(e)	3,906,100	70,271
Lucent Technologies, Inc. (a)	6,282,100	13,381
Motorola, Inc.	1,452,900	33,068
Nokia Corp. sponsored ADR	779,200	15,467
Nortel Networks Corp.	12,230,100	23,971
		191,176
Computers & Peripherals - 3.9%
Diebold, Inc.	1,684,300	68,046
Emulex Corp. (a)	388,500	5,785
Imation Corp.	525,344	21,392
Intermec, Inc. (a)	1,964,600	47,936
NCR Corp. (a)	2,709,500	87,083
Seagate Technology	7,830,131	181,659
Sun Microsystems, Inc. (a)	5,007,400	21,782
Western Digital Corp. (a)	9,632,380	168,952
		602,635
Electronic Equipment & Instruments - 5.8%
Agilent Technologies, Inc. (a)	4,823,000	137,166
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Arrow Electronics, Inc. (a)	2,748,400	$ 77,670
Avnet, Inc. (a)	4,343,635	79,054
CDW Corp.	981,300	57,975
Celestica, Inc. (sub. vtg.) (a)(e)	10,562,500	99,222
Flextronics International Ltd. (a)	14,365,600	162,906
Ingram Micro, Inc. Class A (a)	2,418,300	42,635
Mettler-Toledo International, Inc. (a)	391,075	24,063
Molex, Inc.	1,687,576	53,530
Solectron Corp. (a)	8,456,600	25,539
Symbol Technologies, Inc. (e)	13,859,800	153,151
		912,911
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	1,223,600	33,209
IT Services - 1.9%
Ceridian Corp. (a)	7,021,960	168,597
Hewitt Associates, Inc. Class A (a)(e)	3,722,000	83,633
Satyam Computer Services Ltd. sponsored ADR	1,110,000	39,128
		291,358
Office Electronics - 1.4%
Xerox Corp.	15,141,910	213,350
Semiconductors & Semiconductor Equipment - 3.0%
Actel Corp. (a)	69,439	942
AMIS Holdings, Inc. (a)	2,325,108	21,810
Amkor Technology, Inc. (a)	1,209,000	7,472
Applied Materials, Inc.	5,182,300	81,569
ASML Holding NV (NY Shares) (a)	4,597,500	91,490
DSP Group, Inc. (a)	484,431	11,607
Fairchild Semiconductor International, Inc. (a)	5,621,910	91,974
Maxim Integrated Products, Inc.	741,300	21,779
MKS Instruments, Inc. (a)	1,698,970	35,118
National Semiconductor Corp.	4,212,600	97,985
Spansion, Inc. Class A (d)	455,000	6,361
		468,107
Software - 1.1%
Cadence Design Systems, Inc. (a)	750,500	12,151
Hyperion Solutions Corp. (a)	1,103,322	34,380
Symantec Corp. (a)	4,268,655	74,147
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	2,092,500	$ 22,411
THQ, Inc. (a)	1,564,750	35,504
		178,593
TOTAL INFORMATION TECHNOLOGY		2,891,339
MATERIALS - 4.8%
Chemicals - 2.3%
Arkema sponsored ADR (a)	102,000	3,968
Ashland, Inc.	1,443,720	96,022
Bayer AG	180,200	8,871
BOC Group PLC sponsored ADR	281,800	16,863
Celanese Corp. Class A	2,410,295	46,302
Chemtura Corp.	8,415,777	72,460
Cytec Industries, Inc.	1,572,800	84,003
Georgia Gulf Corp.	421,700	10,736
Israel Chemicals Ltd.	3,103,700	14,692
OMNOVA Solutions, Inc. (a)	1,240,270	7,479
		361,396
Containers & Packaging - 1.1%
Owens-Illinois, Inc. (e)	8,790,000	132,993
Packaging Corp. of America	2,008,060	46,045
		179,038
Metals & Mining - 1.4%
Alcan, Inc.	1,409,960	64,305
Alcoa, Inc.	2,410,240	72,187
Falconbridge Ltd.	203,900	11,220
Newmont Mining Corp.	681,300	34,903
Oregon Steel Mills, Inc. (a)	426,243	19,709
Titanium Metals Corp.	550,700	15,882
		218,206
TOTAL MATERIALS		758,640
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 2.7%
Alaska Communication Systems Group, Inc. (e)	3,374,500	41,810
AT&T, Inc.	2,737,000	82,083
BellSouth Corp.	2,219,200	86,926
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co.	3,278,300	$ 42,061
Iowa Telecommunication Services, Inc. (e)	2,135,143	41,593
NTELOS Holding Corp.	1,335,300	19,295
Philippine Long Distance Telephone Co. sponsored ADR	466,100	18,266
Verizon Communications, Inc.	2,086,200	70,555
Windstream Corp.	1,393,525	17,461
		420,050
Wireless Telecommunication Services - 1.1%
ALLTEL Corp.	1,347,800	74,358
Dobson Communications Corp. Class A (a)	4,553,100	30,551
MTN Group Ltd.	364,400	2,785
Sprint Nextel Corp.	3,041,500	60,222
		167,916
TOTAL TELECOMMUNICATION SERVICES		587,966
UTILITIES - 4.4%
Electric Utilities - 2.1%
Allegheny Energy, Inc. (a)	163,200	6,699
Edison International	2,055,280	85,047
Entergy Corp.	848,060	65,385
Exelon Corp.	952,100	55,127
FPL Group, Inc.	1,261,600	54,425
PPL Corp.	2,016,000	68,584
		335,267
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	2,502,500	49,700
Constellation Energy Group, Inc.	460,100	26,644
NRG Energy, Inc.	1,263,800	62,242
TXU Corp.	1,175,800	75,522
		214,108
Multi-Utilities - 0.9%
CMS Energy Corp. (a)	2,119,700	29,697
Dominion Resources, Inc.	367,101	28,810
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	825,700	$ 34,415
Public Service Enterprise Group, Inc.	634,900	42,811
		135,733
TOTAL UTILITIES		685,108
TOTAL COMMON STOCKS (Cost $13,284,085)		15,019,654
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series A, 4.50%	596,300	14,788
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75%	681,200	24,114
TOTAL CONVERTIBLE PREFERRED STOCKS		38,902
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	209,400	11,297
TOTAL PREFERRED STOCKS (Cost $55,849)		50,199
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	$ 80	78
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Tenet Healthcare Corp. 6.375% 12/1/11	$ 15,515	$ 13,188
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	10,040	9,739
TOTAL NONCONVERTIBLE BONDS (Cost $24,090)		23,005
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 5.3% (b)	588,749,576	588,750
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	156,639,625	156,640
TOTAL MONEY MARKET FUNDS (Cost $745,390)		745,390
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $14,109,414)		15,838,248
NET OTHER ASSETS - (1.1)%		(173,179)
NET ASSETS - 100%		$ 15,665,069
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 28,076
Fidelity Securities Lending Cash Central Fund	670
Total	$ 28,746
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alaska Communication Systems Group, Inc.	$ 7,897	$ 27,825	$ -	$ 1,873	$ 41,810
Albany International Corp. Class A	61,599	-	38,330	244	-
Celestica, Inc. (sub. vtg.)	79,190	21,819	-	-	99,222
Dycom Industries, Inc.	77,183	665	-	-	70,271
Hewitt Associates, Inc. Class A	15,064	83,686	-	-	83,633
Iowa Telecommunication Services, Inc.	35,230	-	-	2,594	41,593
NTELOS Holding Corp.	-	16,919	-	-	-
OMNOVA Solutions, Inc.	10,916	-	7,499	-	-
Owens-Illinois, Inc.	81,316	79,482	-	-	132,993
Pier 1 Imports, Inc.	49,754	2,963	22,782	1,193	-
Spartech Corp.	33,522	-	41,527	301	-
Sports Authority, Inc.	44,332	-	59,317	-	-
Symbol Technologies, Inc.	67,325	62,834	-	115	153,151
THQ, Inc.	97,923	-	67,162	-	-
Varian, Inc.	74,827	4,558	798	-	95,569
Total	$ 736,078	$ 300,751	$ 237,415	$ 6,320	$ 718,242
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $14,109,137,000. Net unrealized appreciation aggregated $1,729,111,000, of which $2,623,998,000 related to appreciated investment securities and $894,887,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 27, 2006